OTHER COMPREHENSIVE (LOSS) / INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCI) - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Before Tax Amount
Other Comprehensive Loss	$ (1,056)	$ (1,055)	$ 1,259
Income Tax Recovery/(Expense)
Other Comprehensive Loss	138	3	55
Net of Tax Amount
Other comprehensive (loss)/ income (Note 23)	(918)	(1,052)	1,314
Foreign currency translation losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(647)	(914)	1,323
Reclassification from accumulated other comprehensive Income		(13)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	38	(30)	35
Reclassification from AOCI		0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(609)	(944)	1,358
Reclassification from accumulated other comprehensive income		(13)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	48	46	(57)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(12)	(11)	15
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	36	35	(42)
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(771)	(78)	(14)
Reclassification from accumulated other comprehensive Income	649	19	27
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	188	16	4
Reclassification from AOCI	(160)	(5)	(6)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(583)	(62)	(10)
Reclassification from accumulated other comprehensive income	489	14	21
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	15	(15)	(153)
Reclassification from accumulated other comprehensive Income	23	14	20
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(3)	5	39
Reclassification from AOCI	(6)	(4)	(5)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	12	(10)	(114)
Reclassification from accumulated other comprehensive income	17	10	15
Other comprehensive loss on equity investments
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(373)
Other Comprehensive Loss		(114)	113
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	93
Other Comprehensive Loss		32	(27)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	$ (280)
Other comprehensive (loss)/ income (Note 23)		$ (82)	$ 86